Liquidity and Management's Plans (Details Textual) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash (including $4 million of cash dedicated for clinical trials and related matters)	$ 7,216,081	$ 2,615,805	$ 8,480,996	$ 2,246,050	$ 638,868	$ 2,107,499